Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Valkyrie ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001877493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2023
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Valkyrie Bitcoin Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Valkyrie Bitcoin Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and “Collateral Investments” (as defined below). The Fund will not directly invest in bitcoin. Under normal circumstances, the Fund will seek to purchase a number of bitcoin futures contracts so that the total notional value (i.e., the total value of the bitcoin underlying the futures contracts) of the bitcoin underlying the futures contracts held by the Fund is as close to 100% of the net assets of the Fund as possible.

Investors seeking direct exposure to the price of bitcoin should consider investments other than the Fund. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Bitcoin

Bitcoin is a digital asset, sometimes referred to as a digital currency or a “cryptocurrency.” The ownership and behavior of bitcoin is determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. The Bitcoin Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol.” The value of bitcoin is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible. No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (these parties are commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks. Bitcoin was released in 2009 and there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.

Bitcoin may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin for commercial and retail payments. Similarly, bitcoin may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The value of bitcoin is determined by the value that various market participants place on bitcoin through their transactions. Price discovery occurs through secondary market trading on bitcoin exchanges, over-the-counter trading desks and direct peer-to-peer payments. Many bitcoin exchanges are open 24 hours a day, 7 days a week. Bitcoin exchanges and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across exchange order books which has resulted in periods of high volatility and price divergence among exchanges. In addition, during high volatility periods, in addition to price divergences, some bitcoin exchanges have experienced issues related to account access and trade execution. More information regarding the Bitcoin Protocol and the Bitcoin Network is available under “Additional Information About the Fund’s Principal Investment Strategies”.

Bitcoin Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash settled. The only futures contracts in which the Fund invests (as described below) are cash-settled bitcoin futures contracts. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement.

The Fund will invest indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in standardized, cash-settled futures contracts on bitcoin. Such futures contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). Currently, bitcoin futures contracts in which the Fund will invest are only traded on, or subject to the rules of, the Chicago Mercantile Exchange (the “CME”). The value of bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which provides an indication of the price of bitcoin across certain cash bitcoin exchanges.

As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund intends to “roll” its CME bitcoin futures prior to expiration. The Fund’s investment sub-adviser, Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”), with oversight from the Fund’s investment adviser, Valkyrie Funds LLC (“Valkyrie” or the “Adviser”), seeks to invest in “front month” CME bitcoin futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” CME bitcoin futures. The “nearby” contracts are those contracts with the next closest expiration date. There is no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the bitcoin futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

Collateral Investments

In addition to the investments in bitcoin futures, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. Collateral Investments may also be invested in as Secondary Investments, as described below.

Secondary Investments

The Fund’s investment in bitcoin futures contracts will be limited by the position limits established by the Chicago Mercantile Exchange applicable to such contracts. Currently, the position limit for bitcoin futures contracts is 4,000 contracts for an applicable month, with each contract representing five bitcoin. The Fund will be prohibited from purchasing bitcoin futures in excess of these limits. If the Fund is prohibited by applicable position limits from buying additional front month bitcoin futures contracts, the Fund will invest, in the discretion of the Sub-Adviser, in longer dated bitcoin futures contracts and/or additional Collateral Investments (collectively, “Secondary Investments”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds.  Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Market Risk. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures and other instruments that provide exposure to bitcoin and bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in bitcoin futures. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin include the following:

●	Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund.

●	The Fund’s investments are exposed to risks associated with the price of bitcoin, which is subject to numerous factors and risks. The price of bitcoin is impacted by numerous factors, including:

○	The total and available supply of bitcoin, including the possibility that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created and that sales of bitcoin by such large holders may impact the price of bitcoin;

○	Global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services, the security of online bitcoin exchanges and public bitcoin addresses that hold bitcoin, the perception that the use and holding of bitcoin is safe and secure, the lack of regulatory restrictions on their use, and the reputation regarding the use of bitcoin for illicit purposes;

○	Global bitcoin supply, which is influenced by similar factors as global bitcoin demand, in addition to fiat currency (i.e., government currency not backed by an asset such as gold) needs by miners and taxpayers who may liquidate bitcoin holdings to meet tax obligations;

○	Investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin;

○	Foreign exchange rates between fiat currencies and digital assets such as bitcoin;

○	Interest rates;

○	The continued operation of bitcoin exchanges in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;

○	Investment and trading activities of large investors, including private and registered funds, that may directly or indirectly invest in bitcoin;

○	Regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin, including measures that restrict the direct or indirect participation in the bitcoin market by financial institutions or the introduction of bitcoin instruments;

○	The maintenance and development of the open-source software protocol of the Bitcoin Network;

○	Increased competition from other cryptocurrencies and digital assets, including forks of the Bitcoin Network;

○	Developments in the information technology sector;

○	Global or regional political, economic or financial events and situations;

○	Investor or Bitcoin Network participant sentiments on the value or utility of bitcoin; and

○	The dedication of mining power to the Bitcoin Network and the willingness of bitcoin miners to clear bitcoin transactions for relatively low fees.

Negative developments in any of these factors could adversely impact an investment in the Fund.

●	A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. The adoption of bitcoin will require growth in its usage for various applications that include retail and commercial payments, cross-border and remittance transactions, speculative investment and technical applications. Adoption of bitcoin will also require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect the bitcoin futures contracts in which the Fund invests. In addition, there is no assurance that bitcoin will maintain its value over the long-term. The value of bitcoin is subject to risks related to its usage. Even if growth in bitcoin adoption occurs in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which would adversely impact the value of the Fund’s shares. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. Some companies have indicated they will cease accepting bitcoin for certain kinds of purchases due to such environmental concerns. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed.

●	Bitcoin trading prices are volatile and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of a bitcoin. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of bitcoin.

●	Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin. As a technology, the Bitcoin Network is governed by its internal protocols and source code; however, the use by individuals or businesses of the Bitcoin Network and bitcoin may be subject to government regulation. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. In the U.S., federal and certain state authorities have exercised jurisdiction over specific uses of the Bitcoin Network and bitcoin, typically in the context of money service business regulation. Some foreign regulators and governments have exercised similar regulatory oversight; however, other jurisdictions have determined that regulatory action was premature or that the use of the Bitcoin Network should be prohibited or limited for reasons such as incompatibility with capital controls or financial system risks. Bitcoin market disruptions and resulting governmental interventions are unpredictable, and may make bitcoin illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make bitcoin illegal in foreign jurisdictions. Future regulations and directives may impact the demand for bitcoin, and may also affect the ability of bitcoin exchanges to operate and for other market participants to enter into bitcoin transactions. To the extent that future regulatory actions or policies limit or restrict bitcoin usage, bitcoin trading or the ability to convert bitcoin to fiat currencies, the demand for bitcoin may be reduced, which may adversely affect investment in the Fund’s shares. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of bitcoin and, thus, the bitcoin futures contracts in which the Fund invests. Moreover, in addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies. Although there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

●	Sales of newly mined bitcoin may cause the price of bitcoin to decline, which could negatively affect an investment in the Fund. Approximately 900 newly mined bitcoin are created each day. If the parties engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, there can be downward pressure on the price of bitcoin. A bitcoin mining operation may be more likely to sell a higher percentage of its newly created bitcoin, and more rapidly so, if it is operating at a low profit margin, thus reducing the price of bitcoin. Lower bitcoin prices may result in further tightening of profit margins for miners and worsening profitability, thereby potentially causing even further selling pressure. Decreasing profit margins and increasing sales of newly mined bitcoin could result in a reduction in the price of bitcoin, which could adversely impact an investment in the Fund.

●	Disruptions at bitcoin exchanges and potential consequences of a bitcoin exchange’s failure could adversely affect an investment in the Fund. Bitcoin exchanges operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Trades on bitcoin exchanges are unrelated to transfers of bitcoin between users via the Bitcoin Network. Bitcoin trades on bitcoin exchanges are recorded on the bitcoin exchange’s internal ledger only, and each internal ledger entry for a trade will correspond to an entry for an offsetting trade in U.S. dollars, other government currency or other digital asset. Bitcoin exchanges have a limited history. Since 2009, several bitcoin exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” A DDoS attack is a malicious attempt to disrupt the normal traffic of network by overwhelming the target or its infrastructure with a flood of internet traffic. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. In 2014, the largest bitcoin exchange at the time, Mt. Gox, filed for bankruptcy in Japan amid reports the exchange lost up to 850,000 bitcoin, then valued then at over $450 million. Bitcoin exchanges are also appealing targets for hackers and malware. In August 2016, Bitfinex, a bitcoin exchange located in Hong Kong, reported a security breach that resulted in the theft of approximately 120,000 bitcoin valued at the time at approximately $65 million, a loss which was socialized and allocated to all Bitfinex account holders, regardless of whether the account holder held bitcoin or cash in their account. In November 2022, FTX Trading Ltd. (“FTX”), a major cryptocurrency exchange, filed for bankruptcy following a halt in customer withdrawals. The potential for instability of bitcoin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin.

●	Demand for bitcoin is driven, in part, by its status as the most prominent and secure digital asset. It is possible that a cryptocurrency other than bitcoin (often referred to as “Altcoins”) could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and adversely affect the bitcoin futures contracts in which the Fund invests. The Bitcoin Network and bitcoin, as an asset, hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and, more importantly, the largest combined mining power in use to secure the Blockchain and transaction verification system. Having a large mining network results in greater user confidence regarding the security and long-term stability of a digital asset’s network and its blockchain; as a result, the advantage of more users and miners makes a digital asset more secure, which makes it more attractive to new users and miners, resulting in a network effect that strengthens the first-to-market advantage. Bitcoin also enjoys significantly greater acceptance and usage than other digital asset networks in the retail and commercial marketplace, due in large part to the relatively well-funded efforts of payment processing companies. Despite the marked first-mover advantage of the Bitcoin Network over other digital assets, it is possible that an Altcoin could become materially popular due to either a perceived or exposed shortcoming of the Bitcoin Network protocol that is not immediately addressed by the bitcoin developers or a perceived advantage of an altcoin that includes features not incorporated into bitcoin. For example, the development of digital self-executing contracts (also known as “smart contracts” or “DeFi”) on the Ethereum network has permitted the value of its native unit (ether) to rival bitcoin for periods of time. If an Altcoin obtains significant market share (either in market capitalization, mining power or use as a payment technology), this could reduce bitcoin’s market share and have a negative impact on the demand for, and price of, bitcoin.

●	Miners May Cease Expanding Processing Power to Create Blocks and Verify Transactions if They Are Not Adequately Compensated. Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the Blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the Blockchain and make the Blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the Blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. In the summer of 2020, the block reward was reduced from 12.5 to 6.25 bitcoin, and it will further reduce to 3.125 bitcoin in 2024. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the Blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

●	Bitcoin Network development contributors could propose amendments to the Bitcoin Network’s protocols and software that, if accepted and authorized by large groups of Bitcoin Network users, could adversely affect an investment in the Fund. The Bitcoin Network is an open-source project meaning that any developer or computer scientist may review, propose changes to and develop software clients for the Bitcoin Network protocols. Although a small group of individuals referred to as the Core Developers previously exercised significant influence over the direction of Bitcoin Network development, no single party or group controls what refinements or improvements to the Bitcoin Network’s source code are proposed, approved or produced as upgrades or new software clients for Bitcoin Network users. A software update or new software client may alter the protocols and software that govern the Bitcoin Network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. When a modification is introduced and a substantial majority of users and miners consent to the modification, the change is implemented and the Bitcoin Network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin Network (and the Blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin Network running in parallel, but with each version’s underlying asset and blockchain lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Although several chain forks have been addressed by community-led efforts to merge the two chains, such a fork could adversely affect Bitcoin’s viability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. This would result in a permanent fork. On August 1, 2017, after extended debates among developers as to how to improve the Bitcoin network’s transaction capacity, the Bitcoin network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Bitcoin Cash” alongside the original Bitcoin Blockchain. Bitcoin and Bitcoin Cash now operate on separate, independent blockchains. Although the Bitcoin Network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of bitcoin and, accordingly, may adversely affect an investment in the Fund.

●	The decentralized structure of Bitcoin Network software development may prevent the formation of a consensus on how to improve and modify the Bitcoin Network, which could prevent needed or desirable updates and thereby adversely impact an investment in the Fund. The lack of a formal or informal centralized structure in the development of Bitcoin Network means that parties with potentially competing motives and incentives must generate a consensus on how best to improve key elements of the Bitcoin Network protocols, such as how best to increase the transaction capacity of the Bitcoin Network. If developer proposals to improve the Bitcoin Network’s protocols are incapable of obtaining an overwhelming consensus for adoption, a proposal may either be abandoned or indefinitely delayed pending the formation of consensus or the proposal may result in a fork. If a desirable or necessary improvement to the Bitcoin Network protocols is not implemented, it may have a negative impact on the functioning of the Bitcoin Network or the growth of user adoption. Any such delay may, therefore, have a negative impact on the secondary market price of bitcoin and the bitcoin futures contracts in which the Fund invests.

●	The open-source structure of the Bitcoin Network protocol means that the contributors to the protocol are generally not directly compensated for their contributions in maintaining and developing the protocol. A failure to properly monitor and upgrade the protocol could damage the Bitcoin Network and, therefore, an investment in the bitcoin futures contracts in which the Fund invests. As the Bitcoin Network protocol is not sold and its use does not generate revenues for contributors, contributors are generally not compensated for maintaining and updating the Bitcoin Network protocol. Although some bitcoin industry participants have funded core developers, this type of financial incentive is not typical. The lack of guaranteed financial incentive for contributors to maintain or develop the Bitcoin Network and the lack of guaranteed resources to adequately address emerging issues with the Bitcoin Network may reduce incentives to address the issues adequately or in a timely manner. This may have a negative impact on the secondary market price of bitcoin and an investment in the Fund.

●	Intellectual property rights claims may adversely affect the operation of the Bitcoin Network. Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin. As a result, an intellectual property claim could adversely affect an investment in the bitcoin futures contracts in which the Fund invests.

●	A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power (referred to herein as “aggregate hashrate”) dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain. As long as the malicious actor enjoys this majority it may be able to “double-spend” its own bitcoin (i.e., spend the same bitcoin in two or more conflicting transactions) as well as prevent the confirmation of other Bitcoin transactions. If such a scenario were to materialize, it could adversely affect an investment in the Fund. More simply, a malicious actor could attempt to flood the pool of unconfirmed transactions (known as the “mempool”) with tens of thousands of transactions in an effort to significantly slow the confirmation of legitimate transactions across the Bitcoin Network. Such a delay, if sustained for extended periods of time, could negatively impact the secondary market price of Bitcoin. These or any other form of attack on the Bitcoin Network could adversely affect an investment the bitcoin futures contracts in which the Fund invests.

●	In the event of widespread disruption to the Internet, the market for bitcoins may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network and adversely affect the bitcoin futures contracts in which the Fund invests. In addition, certain features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitcoin Futures Risk. In addition to the risks of futures contracts generally, the market for bitcoin futures contracts has additional unique risks. The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Cost of Futures Investment Risk. When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

Investment Strategy Risk. The Fund, through the Subsidiary, invests in bitcoin futures contracts. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin.

Liquidity Risk. The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because bitcoin futures contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in bitcoin futures contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.

Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain notional exposure to bitcoin equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund will reduce its exposure to bitcoin futures contracts on or about such dates. If the value of bitcoin futures contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for bitcoin futures contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and may result in the proportion of bitcoin futures contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at https://valkyrie-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://valkyrie-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s highest quarterly return was 3.63% (quarter ended September 30, 2022) and the Fund’s lowest quarterly return was -59.24% (quarter ended June 30, 2022).

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Valkyrie Bitcoin Strategy ETF | S & P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin Strategy ETF | Valkyrie Bitcoin Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2022	rr_AnnualReturn2022	(63.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(59.24%)
1 Year	rr_AverageAnnualReturnYear01	(63.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(67.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin Strategy ETF | Valkyrie Bitcoin Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(63.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(67.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin Strategy ETF | Valkyrie Bitcoin Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(37.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(49.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Valkyrie Bitcoin Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies that derive at least 50% of their revenue or profits from bitcoin mining operations and/or from providing specialized chips, hardware and software or other services to companies engaged in bitcoin mining. The Fund will not directly invest in bitcoin, or indirectly through the use of derivatives or through investments in funds or trusts that hold bitcoin. Valkyrie Funds LLC (“Valkyrie” or the “Adviser”) serves as the Fund’s investment adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.

The Fund’s selection universe includes common stock and American Depositary Receipts (“ADRs”) listed on global securities exchanges, including U.S. dollar denominated and non-U.S. dollar denominated securities issued by U.S. and non-U.S. companies, including companies operating in emerging market countries (as defined by the FTSE Emerging Index). The Fund may also invest no more than 5% of the Fund’s net assets in the debt instruments of bitcoin mining companies. A significant portion of the Fund’s investments may be in issuers with small market capitalizations. The Adviser evaluates all companies comprising the selection universe and identifies eligible bitcoin mining companies. From these companies, the Fund will invest at least 80% of its net assets in those bitcoin mining companies that the Adviser believes are well positioned to succeed and provide the best opportunity for capital appreciation. The Fund may also invest up to 20% of its net assets in companies that (i) hold a significant portion of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g., filings on Form 10-K or foreign equivalents) from the past 12 months; and/or (ii) derive a significant portion of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment as can be reasonably determined by the company’s annual filings from the past 12 months. The Adviser will also consider environmental, social, and governance (“ESG”) criteria in the selection of securities for the Fund’s portfolio, which may include (among other items) consideration of issuers’ business models, corporate governance policies, stakeholder relationships and history of controversies. The Adviser may also consider the percent of the Fund’s net assets invested in companies that use renewable energy for mining activities. The Adviser has the ability to consider its own ESG criteria based on its own ESG methodologies and assessments or those of third-party providers.

Bitcoin is a digital asset, sometimes referred to as a digital currency or a “cryptocurrency.” The ownership and behavior of bitcoin is determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. The Bitcoin Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol.” The value of bitcoin is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible. No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the bitcoin, including companies in which the Fund invests that have exposure to bitcoin, may reflect the impact of these forks. Bitcoin was released in 2009 and there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.

Bitcoin may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin for commercial and retail payments. Similarly, bitcoin may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The process by which bitcoins are created and bitcoin transactions are verified is called mining. To begin mining, a user, or “miner,” uses a bitcoin application-specific integrated circuit (ASIC) to access the mining client that is embedded in the ASIC firmware, and which, like regular Bitcoin Network software, turns the user’s computer into a “node” on the Bitcoin Network that validates blocks. Each time transactions are validated and bundled into new blocks added to the Blockchain, the Bitcoin Network awards the miner solving such blocks with newly issued bitcoin and any transaction fees paid by bitcoin transaction senders. This reward system is the method by which new bitcoins enter into circulation to the public. Over time, the size of the fixed reward of new bitcoin decreases, and miners increasingly rely on transaction fees to compensate them for exerting computational power in solving blocks.

Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of bitcoins to the miner who solved the new block. In order to add blocks to the Blockchain, a miner must map an input data set (i.e., the Blockchain, plus a block of the most recent Bitcoin Network transactions and an arbitrary number called a “nonce”) to a desired output data set of a predetermined length (the “hash value”) using the SHA 256 cryptographic hash algorithm. Cryptographic hash algorithms operate as a “signature” for a text or data file, with the SHA 256 cryptographic hash algorithm generating an almost unique 256-bit signature for a text. Each unique block can only be solved and added to the Blockchain by one miner; therefore, all individual miners and mining pools on the Bitcoin Network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. If two miners solve the same block at the same time, the miner whose transaction is broadcast and propagated first wins. As more miners join the Bitcoin Network and its processing power increases, the Bitcoin Network adjusts the complexity of the block solving equation to maintain a predetermined pace of adding a new block to the Blockchain approximately every ten minutes. The complexity of the bitcoin solving equation is known as difficulty.

In addition, the competitiveness in bitcoin mining has increased such that traditional central processing units (CPUs), graphics processing units (GPUs) and field programmable gate arrays (FPGAs) are no longer competitive. Miners must invest in ASICs in order to compete. The Fund will invest in companies that provide this and other specialized hardware, software and services for bitcoin mining.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investments will be concentrated in the industry or group of industries comprising the information technology sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds.  Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin include the following:

●	Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund.

●	The Fund’s investments are exposed to risks associated with the price of bitcoin, which is subject to numerous factors and risks. The price of bitcoin is impacted by numerous factors, including:

○	The total and available supply of bitcoin, including the possibility that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created and that sales of bitcoin by such large holders may impact the price of bitcoin;

○	Global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services, the security of online bitcoin exchanges and public bitcoin addresses that hold bitcoin, the perception that the use and holding of bitcoin is safe and secure, the lack of regulatory restrictions on their use, and the reputation regarding the use of bitcoin for illicit purposes;

○	Global bitcoin supply, which is influenced by similar factors as global bitcoin demand, in addition to fiat currency (i.e., government currency not backed by an asset such as gold) needs by miners and taxpayers who may liquidate bitcoin holdings to meet tax obligations;

○	Investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin;

○	Foreign exchange rates between fiat currencies and digital assets such as bitcoin;

○	Interest rates;

○	The continued operation of bitcoin exchanges in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;

○	Investment and trading activities of large investors, including private and registered funds, that may directly or indirectly invest in bitcoin;

○	Regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin, including measures that restrict the direct or indirect participation in the bitcoin market by financial institutions or the introduction of bitcoin instruments;

○	The maintenance and development of the open-source software protocol of the Bitcoin Network;

○	Increased competition from other cryptocurrencies and digital assets, including forks of the Bitcoin Network;

○	Developments in the information technology sector;

○	Global or regional political, economic or financial events and situations;

○	Investor or Bitcoin Network participant sentiments on the value or utility of bitcoin; and

○	The dedication of mining power to the Bitcoin Network and the willingness of bitcoin miners to clear bitcoin transactions for relatively low fees.

○	Negative developments in any of these factors could adversely impact an investment in the Fund.

●	A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. The adoption of bitcoin will require growth in its usage for various applications that include retail and commercial payments, cross-border and remittance transactions, speculative investment and technical applications. Adoption of bitcoin will also require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect the companies in which the Fund invests. In addition, there is no assurance that bitcoin will maintain its value over the long-term. The value of bitcoin is subject to risks related to its usage. Even if growth in bitcoin adoption occurs in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which would adversely impact the value of the Fund’s shares. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. Some companies have indicated they will cease accepting bitcoin for certain kinds of purchases due to such environmental concerns. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed.

●	Bitcoin trading prices are volatile and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of a bitcoin. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of bitcoin.

●	Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin. As a technology, the Bitcoin Network is governed by its internal protocols and source code; however, the use by individuals or businesses of the Bitcoin Network and bitcoin may be subject to government regulation. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. In the U.S., federal and certain state authorities have exercised jurisdiction over specific uses of the Bitcoin Network and bitcoin, typically in the context of money service business regulation. Some foreign regulators and governments have exercised similar regulatory oversight; however, other jurisdictions have determined that regulatory action was premature or that the use of the Bitcoin Network should be prohibited or limited for reasons such as incompatibility with capital controls or financial system risks. Bitcoin market disruptions and resulting governmental interventions are unpredictable, and may make bitcoin illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make bitcoin illegal in foreign jurisdictions. Future regulations and directives may impact the demand for bitcoin, and may also affect the ability of bitcoin exchanges to operate and for other market participants to enter into bitcoin transactions. To the extent that future regulatory actions or policies limit or restrict bitcoin usage, bitcoin trading or the ability to convert bitcoin to fiat currencies, the demand for bitcoin may be reduced, which may adversely affect investment in the Fund’s shares. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of bitcoin and, thus, the companies in which the Fund invests. Moreover, in addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies. Although there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

●	Sales of newly mined bitcoin may cause the price of bitcoin to decline, which could negatively affect an investment in the Fund. Approximately 900 newly mined bitcoin are created each day. If the parties engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, there can be downward pressure on the price of bitcoin. A bitcoin mining operation may be more likely to sell a higher percentage of its newly created bitcoin, and more rapidly so, if it is operating at a low profit margin, thus reducing the price of bitcoin. Lower bitcoin prices may result in further tightening of profit margins for miners and worsening profitability, thereby potentially causing even further selling pressure. Decreasing profit margins and increasing sales of newly mined bitcoin could result in a reduction in the price of bitcoin, which could adversely impact an investment in the Fund.

●	Disruptions at bitcoin exchanges and potential consequences of a bitcoin exchange’s failure could adversely affect an investment in the Fund. Bitcoin exchanges operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Trades on bitcoin exchanges are unrelated to transfers of bitcoin between users via the Bitcoin Network. Bitcoin trades on bitcoin exchanges are recorded on the bitcoin exchange’s internal ledger only, and each internal ledger entry for a trade will correspond to an entry for an offsetting trade in U.S. dollars, other government currency or other digital asset. Bitcoin exchanges have a limited history. Since 2009, several bitcoin exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” A DDoS attack is a malicious attempt to disrupt the normal traffic of network by overwhelming the target or its infrastructure with a flood of internet traffic. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. In 2014, the largest bitcoin exchange at the time, Mt. Gox, filed for bankruptcy in Japan amid reports the exchange lost up to 850,000 bitcoin, then valued then at over $450 million. Bitcoin exchanges are also appealing targets for hackers and malware. In August 2016, Bitfinex, a bitcoin exchange located in Hong Kong, reported a security breach that resulted in the theft of approximately 120,000 bitcoin valued at the time at approximately $65 million, a loss which was socialized and allocated to all Bitfinex account holders, regardless of whether the account holder held bitcoin or cash in their account. In November 2022, FTX Trading Ltd. (“FTX”), a major cryptocurrency exchange, filed for bankruptcy following a halt in customer withdrawals. The potential for instability of bitcoin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin.

●	Demand for bitcoin is driven, in part, by its status as the most prominent and secure cryptocurrency. It is possible that a cryptocurrency other than bitcoin (often referred to as “Altcoins”) could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and adversely affect the companies in which the Fund invests. The Bitcoin Network and bitcoin, as an asset, hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and, more importantly, the largest combined mining power in use to secure the Blockchain and transaction verification system. Having a large mining network results in greater user confidence regarding the security and long-term stability of a digital asset’s network and its blockchain; as a result, the advantage of more users and miners makes a digital asset more secure, which makes it more attractive to new users and miners, resulting in a network effect that strengthens the first-to-market advantage. Bitcoin also enjoys significantly greater acceptance and usage than other digital asset networks in the retail and commercial marketplace, due in large part to the relatively well-funded efforts of payment processing companies. Despite the marked first-mover advantage of the Bitcoin Network over other digital assets, it is possible that an altcoin could become materially popular due to either a perceived or exposed shortcoming of the Bitcoin Network protocol that is not immediately addressed by the bitcoin developers or a perceived advantage of an altcoin that includes features not incorporated into bitcoin. For example, the development of digital self-executing contracts (also known as “smart contracts” or “DeFi”) on the Ethereum network has permitted the value of its native unit (ether) to rival bitcoin for periods of time. If an Altcoin obtains significant market share (either in market capitalization, mining power or use as a payment technology), this could reduce bitcoin’s market share and have a negative impact on the demand for, and price of, bitcoin.

●	Miners May Cease Expanding Processing Power to Create Blocks and Verify Transactions if They Are Not Adequately Compensated. Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the Blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the Blockchain and make the Blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the Blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. In the summer of 2020, the block reward was reduced from 12.5 to 6.25 bitcoin, and it will further reduce to 3.125 bitcoin in 2024. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the Blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

●	Bitcoin Network development contributors could propose amendments to the Bitcoin Network’s protocols and software that, if accepted and authorized by large groups of Bitcoin Network users, could adversely affect an investment in the Fund. The Bitcoin Network is an open-source project meaning that any developer or computer scientist may review, propose changes to and develop software clients for the Bitcoin Network protocols. Although a small group of individuals referred to as the Core Developers previously exercised significant influence over the direction of Bitcoin Network development, no single party or group controls what refinements or improvements to the Bitcoin Network’s source code are proposed, approved or produced as upgrades or new software clients for Bitcoin Network users. A software update or new software client may alter the protocols and software that govern the Bitcoin Network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. When a modification is introduced and a substantial majority of users and miners consent to the modification, the change is implemented and the Bitcoin Network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin Network (and the Blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin Network running in parallel, but with each version’s underlying asset and blockchain lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Although several chain forks have been addressed by community-led efforts to merge the two chains, such a fork could adversely affect Bitcoin’s viability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. This would result in a permanent fork. On August 1, 2017, after extended debates among developers as to how to improve the Bitcoin network’s transaction capacity, the Bitcoin network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Bitcoin Cash” alongside the original Bitcoin Blockchain. Bitcoin and Bitcoin Cash now operate on separate, independent blockchains. Although the Bitcoin Network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of bitcoin and, accordingly, may adversely affect an investment in the Fund.

●	The decentralized structure of Bitcoin Network software development may prevent the formation of a consensus on how to improve and modify the Bitcoin Network, which could prevent needed or desirable updates and thereby adversely impact an investment in the Fund. The lack of a formal or informal centralized structure in the development of Bitcoin Network means that parties with potentially competing motives and incentives must generate a consensus on how best to improve key elements of the Bitcoin Network protocols, such as how best to increase the transaction capacity of the Bitcoin Network. If developer proposals to improve the Bitcoin Network’s protocols are incapable of obtaining an overwhelming consensus for adoption, a proposal may either be abandoned or indefinitely delayed pending the formation of consensus or the proposal may result in a fork. If a desirable or necessary improvement to the Bitcoin Network protocols is not implemented, it may have a negative impact on the functioning of the Bitcoin Network or the growth of user adoption. Any such delay may, therefore, have a negative impact on the secondary market price of bitcoin and the companies in which the Fund invests.

●	The open-source structure of the Bitcoin Network protocol means that the contributors to the protocol are generally not directly compensated for their contributions in maintaining and developing the protocol. A failure to properly monitor and upgrade the protocol could damage the Bitcoin Network and, therefore, an investment in the companies in which the Fund invests. As the Bitcoin Network protocol is not sold and its use does not generate revenues for contributors, contributors are generally not compensated for maintaining and updating the Bitcoin Network protocol. Although some bitcoin industry participants have funded core developers, this type of financial incentive is not typical. The lack of guaranteed financial incentive for contributors to maintain or develop the Bitcoin Network and the lack of guaranteed resources to adequately address emerging issues with the Bitcoin Network may reduce incentives to address the issues adequately or in a timely manner. This may have a negative impact on the secondary market price of bitcoin and an investment in the Fund.

●	Intellectual property rights claims may adversely affect the operation of the Bitcoin Network. Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin. As a result, an intellectual property claim could adversely affect an investment in the companies in which the Fund invests

●	A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power (referred to herein as “aggregate hashrate”) dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain. As long as the malicious actor enjoys this majority it may be able to “double-spend” its own bitcoin (i.e., spend the same bitcoin in two or more conflicting transactions) as well as prevent the confirmation of other Bitcoin transactions. If such a scenario were to materialize, it could adversely affect an investment in the Fund. More simply, a malicious actor could attempt to flood the pool of unconfirmed transactions (known as the “mempool”) with tens of thousands of transactions in an effort to significantly slow the confirmation of legitimate transactions across the Bitcoin Network. Such a delay, if sustained for extended periods of time, could negatively impact the secondary market price of Bitcoin. These or any other form of attack on the Bitcoin Network could adversely affect an investment the companies in which the Fund invests.

●	In the event of widespread disruption to the Internet, the market for bitcoins may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network and adversely affect the companies in which the Fund invests. In addition, certain features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Mining Risk. Bitcoin miners and other necessary hardware are subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Bitcoin miners are subject to malfunctions and normal wear and tear, and, at any point in time, a certain number of bitcoin miners are typically off-line for maintenance or repair. The physical degradation of miners will require replacement of miners that are no longer functional. If there is a model wide component malfunction whether in the hardware or the software that powers these miners, the percentage of offline miners could increase substantially, disrupting mining operations. Any major bitcoin miner malfunction out of the typical range of downtime for normal maintenance and repair could cause significant economic damage. Additionally, as technology evolves, there may be a need to acquire newer models of miners to remain competitive in the market. New miners can be costly and may be in short supply. Given the long production period to manufacture and assemble bitcoin miners and the current global semiconductor chip shortage, there can be no assurance that miners can acquire enough bitcoin mining computers or replacement parts on a cost-effective basis for the maintenance and expansion necessary for efficient bitcoin mining operations. Many engaged in mining rely on third parties, principally located in China, to supply bitcoin miners and shortages of bitcoin miners or their component parts, material increases in bitcoin miner costs, or delays in delivery of orders, including due to trade restrictions and COVID-19 supply chain disruptions, could significantly interrupt plans for expanding bitcoin mining capacity in the near term and future. Shortages of bitcoin mining computers could result in reduced bitcoin mining capacity and increased operating costs, which could materially delay the completion of any planned bitcoin mining capacity expansion and result in a competitive disadvantage.

An acute cessation of mining operations would reduce the collective processing power on the blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the blockchain and make the blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin and the value of an investment in the Fund. Furthermore, the block reward will decrease over time and eventually cease entirely. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

Miner Collusion Risk. Miners, functioning in their transaction confirmation capacity, collect fees for each transaction they confirm. Miners validate unconfirmed transactions by adding the previously unconfirmed transactions to new blocks in the blockchain. Miners are not forced to confirm any specific transaction, but they are economically incentivized to confirm valid transactions as a means of collecting fees. Miners have historically accepted relatively low transaction confirmation fees. If miners collude in an anticompetitive manner to reject low transaction fees, then bitcoin users could be forced to pay higher fees, thus reducing the attractiveness of the Bitcoin network. Mining occurs globally, and it may be difficult for authorities to apply antitrust regulations across multiple jurisdictions. Any collusion among miners may adversely impact the attractiveness of the Bitcoin network and may adversely impact the Fund’s Investments.

Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. Additionally, the Fund may not remove investments from its selection process based on certain ESG standards. As a result of differing views of ESG characteristics, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Fund may also underperform other funds that apply different ESG standards.

Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Blockchain Technology Risk. Blockchain technology is an entirely new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume, a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.

Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

New Fund Risk. As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value.

Semiconductor Companies Risk. The Fund invests in companies primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. The Fund is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://valkyrie-funds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://valkyrie-funds.com
Valkyrie Bitcoin Miners ETF | Valkyrie Bitcoin Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WGMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.